Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Allowance for Loan and Lease Losses) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Allowance for credit losses:
Beginning balance	$ 14,155	$ 16,271
Charge-offs	(3,242)	(6,240)
Recoveries	394	797
Provision	3,399	3,313
Ending balance	14,706	14,141
Ending balance: individually evaluated for impairment	966	1,116
Ending balance: collectively evaluated for impairment	13,740	13,025
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	878,834	861,462	851,546
Ending balance: individually evaluated for impairment	13,743	27,129
Ending balance: collectively evaluated for impairment	865,091	834,333
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	1.67%	1.64%	1.66%
Commercial real estate
Allowance for credit losses:
Beginning balance	9,554	11,267
Charge-offs	(467)	(5,444)
Recoveries	291	277
Provision	572	3,488
Ending balance	9,950	9,588
Ending balance: individually evaluated for impairment	667	757
Ending balance: collectively evaluated for impairment	9,283	8,831
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	590,711	602,869
Ending balance: individually evaluated for impairment	10,235	22,900
Ending balance: collectively evaluated for impairment	580,476	579,969
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	1.68%	1.59%
Commercial and industrial
Allowance for credit losses:
Beginning balance	3,977	4,277
Charge-offs	(2,668)	(471)
Recoveries	65	432
Provision	2,764	(338)
Ending balance	4,138	3,900
Ending balance: individually evaluated for impairment	205	252
Ending balance: collectively evaluated for impairment	3,933	3,648
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	255,202	224,257
Ending balance: individually evaluated for impairment	1,593	1,714
Ending balance: collectively evaluated for impairment	253,609	222,543
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	1.62%	1.74%
Consumer and other
Allowance for credit losses:
Beginning balance	384	482
Charge-offs	(107)	(325)
Recoveries	38	69
Provision	83	187
Ending balance	398	413
Ending balance: individually evaluated for impairment	94	82
Ending balance: collectively evaluated for impairment	304	331
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	16,459	18,012
Ending balance: individually evaluated for impairment	1,915	2,490
Ending balance: collectively evaluated for impairment	14,544	15,522
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	2.42%	2.29%
Direct financing leases, net
Allowance for credit losses:
Beginning balance	240	245
Charge-offs	0	0
Recoveries	0	19
Provision	(20)	(24)
Ending balance	220	240
Ending balance: individually evaluated for impairment	0	25
Ending balance: collectively evaluated for impairment	220	215
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	16,462	16,324
Ending balance: individually evaluated for impairment	0	25
Ending balance: collectively evaluated for impairment	16,462	16,299
Ending balance: loans acquired with deteriorated credit quality	$ 0	$ 0
Allowance as % of gross loans	1.34%	1.47%